Condensed Interim Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the period	$ (9,220,638)	$ (33,234,290)
Adjustment for:
Change in fair value of warrant liability	1,811,500	(131,300)
Deferred income tax provision	104,822	101,649
Finance costs	375,000	375,000
Finance income	(569,221)	(306,104)
Gain on sale of fixed assets	0	(6,078)
Share-based compensation	2,449,265	26,614,831
Cash flows from (used in) operations before changes in working capital	(5,049,272)	(6,586,292)
Change in amounts receivable	89,482	124,289
Change in prepaid expenses	783,244	721,921
Change in trade payables and accrued liabilities	(938,754)	46,553
Net cash used in operating activities	(5,115,300)	(5,693,529)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds of public placement	63,231,700	0
Share issuance costs	(4,272,721)	0
Option exercise	0	40,000
Principal reduction in lease liability	(91,586)	(65,989)
Net cash from financing activities	58,867,393	(25,989)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment	(198,558)	(1,221)
Exploration and evaluation assets	(6,133,924)	(4,946,333)
Finance income	569,221	306,104
Proceeds from disposition of fixed assets	0	6,078
Net cash used in investing activities	(5,763,261)	(4,635,372)
Effect of exchange rate changes on cash and cash equivalents	(58,046)	40,140
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	47,930,786	(10,314,750)
CASH AND CASH EQUIVALENTS, beginning of period	27,779,666	18,861,029
CASH AND CASH EQUIVALENTS, end of period	75,710,452	8,546,279
SUPPLEMENTAL INFORMATION:
Depreciation of assets capitalized to exploration and evaluation assets	66,053	62,510
Share-based compensation included in exploration and evaluation assets	290,617	2,687,987
Amendment to right of use asset and lease liability	0	40,973
Gain on lease amendment credited to exploration and evaluation assets	(5,501)	0
Lease finance interest capitalized to exploration and evaluation assets	32,775	44,392
Shares issued for ELOC	$ 375,000	$ 0